Organization and Business Description (Details)	Jul. 23, 2024	Apr. 09, 2024	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jul. 04, 2022	Nov. 08, 2019	Oct. 21, 2019 shareholders	Sep. 09, 2019 USD ($)	Sep. 09, 2019 CNY (¥)	May 21, 2018 shareholders	Apr. 25, 2017	Mar. 15, 2017 shareholders	Mar. 08, 2017	Jul. 20, 2015	Jun. 15, 2015 shareholders	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Organization and Business Description [Line Items]
Number of shareholders (in shareholders)							2			3		3			2
Subsidiaries [Member]
Organization and Business Description [Line Items]
Total consideration paid																$ 300,000	¥ 2,000,000
Beijing Huaxia Dadi Distance Learning Services Co., Ltd. [Member]
Organization and Business Description [Line Items]
Ownership percentage																100.00%	100.00%
Shanghai Xin Fu [Member]
Organization and Business Description [Line Items]
Ownership percentage														100.00%
Hunan Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage								75.00%	75.00%
Total consideration paid								$ 14	¥ 100
Equity interest percentage															75.00%
Two Unrelated Individual Shareholders [Member]
Organization and Business Description [Line Items]
Equity interest percentage															25.00%
Nanjing Suyun [Member]
Organization and Business Description [Line Items]
Ownership percentage													70.00%
Equity interest percentage													30.00%
Huaxia MOOC [Member]
Organization and Business Description [Line Items]
Ownership percentage												51.00%
Total consideration paid			$ 100,388	¥ 714,984
Equity interest percentage			20.00%	20.00%
Huaxia MOOC [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ownership percentage			51.00%	51.00%
Huaxia MOOC [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ownership percentage			71.00%	71.00%
Three Unrelated Individual Shareholder [Member]
Organization and Business Description [Line Items]
Equity interest percentage												49.00%
Guizhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage											51.00%
Equity interest percentage											49.00%
Fuzhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage										65.00%
Fuzhou Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description [Line Items]
Equity interest percentage										25.00%
Fuzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description [Line Items]
Equity interest percentage										6.00%
Fuzhou Huafu [Member] | Individual Shareholders Three [Member]
Organization and Business Description [Line Items]
Equity interest percentage										4.00%
Guangzhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage							60.00%
Individual Shareholders Two [Member]
Organization and Business Description [Line Items]
Equity interest percentage							40.00%
Sichuan Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage						100.00%
Chongqing Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage					55.00%
Third Party Company [Member]
Organization and Business Description [Line Items]
Equity interest percentage					45.00%
Gansu Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage		60.00%
Individual Shareholders One [Member]
Organization and Business Description [Line Items]
Equity interest percentage		40.00%
Zhihui Xinyu [Member]
Organization and Business Description [Line Items]
Ownership percentage	100.00%